Operating Segments	9 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
Operating Segments

16. Operating segments

Operating segments are defined as components of an enterprise that engage in business activities and for which discrete financial information is available that is evaluated on a regular basis by the Chief Operating Decision Maker (“CODM”) to make decisions about how to allocate resources and assess performance. As discussed in Note 1, in the fourth quarter of 2021, we revised our reportable segments as a result of a change in our CODM and how our CODM regularly reviews financial information to allocate resources and assess performance.

As of September 30, 2022, our CODM was defined as our Chief Executive Officer (“CEO”), Chief Financial Officer (“CFO”), Chief Operating Officer (“COO”), Chief Information Officer (“CIO”), and Chief Human Resource Officer (“CHRO”). Our operating segments, which align with our reportable segments, are: US Acquiring, which focuses on card not present and card present solutions for small to medium size business merchants; Digital Commerce, which provides wallet based online payment solutions through our Skrill and NETELLER brands; and also enables consumers to use cash to facilitate online purchases through paysafecard prepaid vouchers under the Paysafecard and Paysafecash brands. These two operating segments, which are also reportable segments, as they have not been aggregated, are based on how the Company is organized, reflecting the difference in nature of the products and services they each sell. Shared costs are the cost of people and other resources consumed in activities that provide a benefit across more than one segment. Shared costs are allocated to each segment and Corporate primarily based on applicable drivers including headcount, revenue and Adjusted EBITDA. The prior year segment information has been recast to reflect this change.

The CODM evaluates performance and allocate resources based on Adjusted EBITDA of each operating segment. Adjusted EBITDA of each operating segment includes the revenues of the segment less ordinary operating expenses that are directly related to those revenues and an allocation of shared costs. Corporate overhead costs and Corporate’s allocation of shared costs are included in Corporate in the following table. Corporate overhead costs are costs consumed in the execution of corporate activities that are not directly factored into the production of any service provided by the Company’s segments.

The CODM does not receive segment asset data to evaluate performance or allocate resources and therefore such information is not presented.

The information below summarizes revenue and Adjusted EBITDA by segment for the three months ended September 30, 2022:

	US Acquiring	Digital Commerce	Corporate (1)	Total
Revenue	$185,407	$180,581	$—	$365,988
Adjusted EBITDA	$50,307	$63,466	$(18,303)	$95,470

The information below summarizes revenue and Adjusted EBITDA by segment for the three months ended September 30, 2021:

	US Acquiring	Digital Commerce	Corporate (1)	Total
Revenue	$164,946	$188,639	$—	$353,585
Adjusted EBITDA	$40,734	$79,975	$(14,304)	$106,405

The information below summarizes revenue and Adjusted EBITDA by segment for the nine months ended September 30, 2022:

	US Acquiring	Digital Commerce	Corporate (1)	Total
Revenue	$541,701	$570,868	$—	$1,112,569
Adjusted EBITDA	$150,585	$210,983	$(59,178)	$302,390

The information below summarizes revenue and Adjusted EBITDA by segment for the nine months ended September 30, 2021:

	US Acquiring	Digital Commerce	Corporate (1)	Total
Revenue	$482,929	$632,423	$—	$1,115,352
Adjusted EBITDA	$120,651	$266,553	$(48,765)	$338,439

(1)
Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.

A reconciliation of total segments Adjusted EBITDA to the Company’s (loss) / income before taxes is as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2022	2021	2022	2021
Segments Adjusted EBITDA	$113,773	$120,709	$361,568	$387,204
Corporate costs	(18,303)	(14,304)	(59,178)	(48,765)
Depreciation and amortization	(66,088)	(61,832)	(199,096)	(197,408)
Share-based compensation	(13,542)	(8,713)	(45,248)	(92,830)
Restructuring and other costs	(6,443)	(14,833)	(60,636)	(22,321)
Impairment expense on goodwill and intangible assets	(4,036)	(322,210)	(1,886,223)	(324,145)
Other income, net	38,230	96,490	97,863	175,573
(Gain) / loss on disposal of subsidiary and other assets, net	(699)	—	(1,359)	28
Interest expense, net	(34,631)	(19,272)	(89,013)	(144,291)
Income / (loss) before taxes	$8,261	$(223,965)	$(1,881,322)	$(266,955)

The disaggregated revenue by business line, which aligns with our reporting units, is as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2022	2021	2022	2021
US Acquiring	$185,407	$164,946	$541,701	$482,929
eCash (1)	93,918	90,174	290,747	306,967
Digital Wallet (1)	75,173	83,663	236,178	275,856
Integrated & Ecommerce Solutions (IES) (1)	18,326	21,956	67,147	72,105
Intracompany (1)	(6,836)	(7,154)	(23,204)	(22,505)
Revenue	365,988	353,585	1,112,569	1,115,352

(1)
These business lines are part of the Digital Commerce segment.